Note 21 - Property and Equipment (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment [Line Items]
Carrying value of items of property and equipment on which there is a restriction on sale	€ 25	€ 22
Commitments for the acquisition of property and equipment	150	35
Additions to Right-of-use assets (IFRS 16), mainly new real estate leases	971
Depreciation charges for Right-of-use assets (IFRS 16), mainly resulted from planned consumption for property leases	573
Carrying amount of right-of-use assets	4,000	3,500
of which: Real estate leases	4,000	3,500
Of which: Vehicle leases	€ 10	€ 11